ALLIANCE MUNICIPAL INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1995


LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

December 4, 1995

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's fiscal year ended October 31, 1995. During the period, the Fund's five Portfolios-National, Insured National, New York, California and Insured California-have produced superior total returns and high current tax-free income. The Portfolios' total returns for the fiscal year and for the six-month period since we last reported, shown below, are based on the net asset values of each class of shares as of October 31; additional investment results and current yields appear on page 3. Also provided, on pages 4 and 5, are charts that show the performance of $10,000 initial investments in each Portfolio based on a purchase of Class A shares from the inception date through the end of October.


TOTAL RETURNS FOR INDIVIDUAL PORTFOLIOS

                    Twelve Months    Six Months
                      Through October 31, 1995
                      ------------------------
   NATIONAL
     Class A            +17.73%         +7.71%
     Class B            +16.91%         +7.34%
     Class C            +16.93%         +7.35%

   INSURED NATIONAL
     Class A            +18.72%         +6.83%
     Class B            +17.91%         +6.47%
     Class C            +17.91%         +6.47%

   NEW YORK
     Class A            +17.10%         +7.15%
     Class B            +16.19%         +6.75%
     Class C            +16.19%         +6.75%

   CALIFORNIA
     Class A            +17.55%         +7.31%
     Class B            +16.64%         +6.90%
     Class C            +16.64%         +6.90%

   INSURED CALIFORNIA
     Class A            +19.29%         +7.42%
     Class B            +18.35%         +7.01%
     Class C            +18.35%         +7.01%


MARKET OVERVIEW
The superb performance of long-term municipal bonds in the first three quarters of this year produced the strongest investment results experienced in this market since 1988.

The recovery from 1994's fixed income markets began in January and continued throughout your Portfolios' fiscal year ended October 31, with prices and yields approaching levels last seen in late 1993. This rally in bond prices was due in part to continued signs of the United States' economy experiencing a 'soft landing' from its faster growth of 1994 while price inflation remained subdued. The Federal Reserve Board also moved to lower short-term interest rates for the first time since 1992, signaling an end to its aggressive policy of monetary tightening that began early in 1994. Another contributor to performance was favorable supply and demand conditions. Many state and local governments had lower borrowing needs than in previous years, while the rapid pace of redemptions through calls or maturities continued, reducing overall supply of municipal bonds during the year.

As we anticipated, the Orange County, California, bankruptcy protection filing has been an isolated event and the price dislocation that resulted from the surprise filing has disappeared. Long term, we believe the bankruptcy filing will serve to strengthen the municipal market. Specifically, financial disclosure to investors has increased and many state and local governments have enacted legislation to guard against future problems similar to those experienced by the County.

The prospect of federal income tax legislation changing the tax benefits associated with municipal securities has been the focus of the municipal market during the past several months. Market fears of a flat tax, or worse, have caused municipal bond yields to trade near the high end of their historic range when compared to U.S. Treasurys, but in our view municipal bonds represent excellent value at today's prices even with the possibility of lower tax rates. We believe that any change in federal tax rates is not likely until 1997 at the earliest, and that these changes will affect tax-exempt bond holders less than currently projected. Furthermore, a decrease in federal tax rates will most likely mean increases at the state level as a result of cutbacks in revenue sharing by Washington, creating a shift in the tax burden but not lower combined


1



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

tax rates. This means that state-specific municipal bond funds may outperform as a result of increased demand.

INVESTMENT STRATEGY
As we discussed in our last letter, the market decline of 1994 provided a unique opportunity to restructure the Portfolios to potentially profit from longer-term economic and municipal market trends. Specifically, the Portfolios were repositioned to prepare for a gradual decline in both interest rates and the issuance of municipal securities. Bonds with unfavorable early redemption provisions were sold in favor of securities with more call protection and more total return potential (as opposed to just current income) than the bonds that were sold. Also, our practice of staying fully invested in higher yielding, long-term bonds has resulted in the Portfolios gaining maximum benefit from favorable market conditions this year. More recently we have been investing in securities we consider undervalued while taking gains in bonds that have recently outperformed the market, such as those issued by the new Denver International Airport. In summary, the Portfolios' past performance combined with current market conditions have afforded us the opportunity to selectively purchase undervalued municipal bonds while gradually taking gains in bonds that have appreciated fully in price.

MARKET OUTLOOK
The issue of tax reform will certainly be debated throughout the 1996 presidential election year. This will create market uncertainty, but we believe that overall a hospitable environment for municipal bond investors will prevail and that any market volatility will give us an opportunity to add value to the Portfolios. Supply and demand technicals will provide some stability as a record number of bonds will be called or mature in 1996. Furthermore, we expect there is a strong possibility that legislation will be passed reducing the capital gains tax rate, thus stimulating longer-term investing. Should discussions on tax reform be resolved sooner rather than later, or if equity markets were to decline significantly, we would expect very strong inflows of new money into the municipal market. Notwithstanding the uncertainties of an election year, we believe that the Fund is well positioned as we enter 1996.

We appreciate your investment in Alliance Municipal Income Fund and look forward to reporting to you again in the coming period.

Sincerely,

John D. Carifa
Chairman and President

Susan P. Keenan
Senior Vice President


2



INVESTMENT RESULTS
AS OF OCTOBER 31, 1995                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                 AVERAGE ANNUAL TOTAL RETURNSEQUIVALENT
                        -------------------------------------------------------            TAXABLE
                             WITHOUT SALES CHARGE         WITH SALES CHARGE               EQUIVALENT
                        ---------------------------- --------------------------  30-DAY  YIELD IN 36%
                           1        5       SINCE       1        5      SINCE      SEC   TAX BRACKET+
                         YEAR      YEARS  INCEPTION*  YEAR     YEARS  INCEPTION*  YIELD+   (AT NAV)
                        -------   ------  ---------- -------   ------ ----------  ------ ------------
NATIONAL PORTFOLIO
Class A Shares          +17.73%   +9.04%    +8.34%   +12.70%   +8.10%   +7.81%     5.31%    8.65%
Class B Shares          +16.91      N/A     +6.15    +13.91      N/A    +5.83      4.83     7.61
Class C Shares          +16.93      N/A     +5.15    +16.93      N/A    +5.15      4.84     7.63

INSURED NATIONAL
PORTFOLIO
Class A Shares          +18.72%   +8.71%    +7.81%   +13.65%   +7.76%   +7.28%     4.71%    8.03%
Class B Shares          +17.91      N/A     +6.13    +14.91      N/A    +5.81      4.21     7.01
Class C Shares          +17.91      N/A     +4.99    +17.91      N/A    +4.99      4.22     7.01

NEW YORK PORTFOLIO
Class A Shares          +17.10%   +8.73%    +7.20%   +12.08%   +7.79%   +6.67%     5.47%    8.88%
Class B Shares          +16.19      N/A     +5.42    +13.19      N/A    +5.09      5.01     7.72
Class C Shares          +16.19      N/A     +4.19    +16.19      N/A    +4.19      5.02     7.72

CALIFORNIA PORTFOLIO
Class A Shares          +17.55%   +8.45%    +8.10%   +12.53%   +7.50%   +7.56%     5.53%    8.74%
Class B Shares          +16.64      N/A     +6.09    +13.64      N/A    +5.77      5.07     7.59
Class C Shares          +16.64      N/A     +5.06    +16.64      N/A    +5.06      5.07     7.59

INSURED CALIFORNIA
PORTFOLIO
Class A Shares          +19.29%   +8.37%    +8.09%   +14.25%   +7.43%   +7.62%     4.91%    7.94%
Class B Shares          +18.35      N/A     +5.74    +15.35      N/A    +5.42      4.42     6.76
Class C Shares          +18.35      N/A     +4.61    +18.35      N/A    +4.61      4.43     6.76


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum sales charge (Class A) or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: Insured California Portfolio Class A Shares, 11/85; all other Portfolios' Class A Shares, 12/86; Class B Shares, 1/93; Class C Shares, 5/93.

+  Yields are for the 30 days ended October 31, 1995.


3



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

NATIONAL PORTFOLIO
12/31/86 TO 10/31/95

NATIONAL PORTFOLIO CLASS A $19,439

$21,500

$19,000

$16,500

$14,000

$11,500

$9,000

12/31/86     10/31/95

National Portfolio
LB Long Municipal Bond Index
Lipper General Municipal Debt
Funds Average

INSURED NATIONAL PORTFOLIO
12/31/86 TO 10/31/95

INSURED NATIONAL PORTFOLIO CLASS A $18,610

$21,500

$19,000

$16,500

$14,000

$11,500

$9,000
12/31/86     10/31/95

Insured National Portfolio
LB Long Municipal Bond Index
Lipper Insured Municipal Debt Funds Average

NEW YORK PORTFOLIO
12/31/86 TO 10/31/95

NEW YORK PORTFOLIO CLASS A $17,698

$21,500

$19,000

$16,500

$14,000

$11,500

$9,000
12/31/86        10/31/95

New York Portfolio
LB Long Municipal Bond Index
Lipper New York Municipal Debt Funds Average


4



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND
$10,000 INVESTMENT OVER LIFE OF FUND

CALIFORNIA PORTFOLIO
12/31/86 TO 10/31/95

CALIFORNIA PORTFOLIO CLASS A $19,049

$21,500

$19,000

$16,500

$14,000

$11,500

$9,000
12/31/86          10/31/95

California Portfolio
LB Long Municipal Bond Index
Lipper California Municipal Debt Funds Average

INSURED CALIFORNIA PORTFOLIO
11/30/85 TO 10/31/95

INSURED CALIFORNIA PORTFOLIO CLASS A $20,741

$26,500
$24,000
$21,500
$19,000
$16,500
$14,000
$11,500
$9,000
11/30/85          10/31/95

Insured California Portfolio
LB Long Municipal Bond Index
Lipper Insured California Municipal Debt Funds Average


These charts illustrate the total value of assumed $10,000 investments in each of Alliance Municipal Income Fund's Portfolios' Class A shares (since inception), after deducting the maximum 4.25% sales charge, and with dividends and capital gains reinvested. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Results should not be considered representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Long Municipal Bond Index includes 15,000 issues with maturities exceeding 22 years. The bonds in this Index are a combination of both revenue and general obligation issues, and carry a rating of BAA/Baa or higher.

The Lipper General Municipal Debt Funds index reflects performance of 230 funds; the Lipper Insured Municipal Debt Funds Average reflects performance of 45 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 89 funds; the Lipper California Municipal Debt Funds Average reflects performance of 99 funds; the Lipper Insured California Municipal Debt Funds Average reflects performance of 26 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund Portfolio, though some of the funds may have somewhat different investment policies.

When comparing an Alliance Municipal Income Fund Portfolio to the bond market index shown above, you should note that the Portfolios' performance reflects the maximum sales charge of 4.25%, while no such charges are reflected in the performance of the index. Sales charges, where applicable, have been deducted from the funds included in the averages.


5



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       MUNICIPAL BONDS-99.6%
       LONG TERM MUNICIPAL BONDS-99.0%
       ALASKA-0.9%
AAA    Alaska International Arpt
       MBIA Ser 1 AMT
       5.50%, 10/01/15                               $ 6,500    $ 6,271,070

       ARIZONA-3.5%
AAA    Mohave Cnty IDA
       Util Rev (Citizen's Util) Ser 93B AMT
       5.80%, 11/15/28                                 2,000      1,982,500
AA     Mohave Cnty IDA
       (Cargill/No Star Steel Proj) Ser 95A AMT
       6.70%, 3/01/20                                 10,240     10,821,939
BBB    Navajo Cnty PCR
       (Arizona Pub Serv) Ser A
       5.875%, 8/15/28                                 3,640      3,504,119
AA+    Phoenix Civic Plaza
       Bldg Corp Ser 94 (Senior Lien Excise Tax)
       6.00%, 7/01/12                                  3,720      3,874,268
AA     Phoenix IDA
       MFHR (Woodstone & Silver Springs)
       6.25%, 4/01/23                                  2,715      2,751,381
AA     Salt River Proj
       (Agri Imp & Pwr Dist Elec Sys)
       5.75%, 1/01/19                                  1,700      1,700,714
                                                                 24,634,921

       CALIFORNIA-14.8%
A+     California HFA
       MFHR (Multi-Unit Rental Hsg) Ser 92A AMT
       6.50%, 2/01/14                                  4,865      4,976,214
A      California Poll Ctl Fin Auth
       PCR (Pacific Gas & Elec) Ser 92A AMT
       6.625%, 6/01/09                                 5,350      5,740,710
A      California Poll Ctl Fin Auth
       PCR (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23                                48,345     47,024,215
A+     California Poll Ctl Fin Auth
       PCR (San Diego Gas & Elec) Ser 93A-C AMT
       5.85%, 6/01/21                                 35,335     35,147,371
AA-    Long Beach Harbor Rev
       Ser 93 AMT
       5.125%, 5/15/18                                12,000     10,848,600
                                                                103,737,110

       COLORADO-9.7%
NR     Arapahoe Cnty
       Public Highway Auth
       7.00%, 8/31/26                                  7,000      7,394,310
AAA    Denver City & Cnty
       (Arpt System Rev) MBIA Ser 91D AMT
       Zero coupon, 11/15/04                          13,140      8,242,328
       7.75%, 11/15/21                                17,435     19,821,503
AAA    Denver City & Cnty
       (Arpt System Rev) MBIA Ser 92B AMT
       7.25%, 11/15/23                                 6,375      7,105,320
AAA    Denver City & Cnty
       (Arpt System Rev) Ser 91A AMT
       Zero coupon, 11/15/02                           7,015      4,929,370
BB     Denver City & Cnty
       Arpt Auth (United Airlines) Ser 92A AMT
       6.875%, 10/01/32                               20,000     20,310,600
                                                                 67,803,431

       DISTRICT OF COLUMBIA-0.7%
AAA    Metro Wash Arpt Auth
       Arpt Rev MBIA Ser 94A AMT
       5.75%, 10/01/20                                 4,835      4,734,480

       FLORIDA-5.8%
AAA    Dade Cnty Arpt Rev
       (Miami Int'l Arpt) MBIA Ser 95B AMT
       6.00%, 10/01/24                                 5,650      5,716,783
BBB    Escambia Cnty PCR
       (Champion Int'l Corp) Ser 94
       6.90%, 8/01/22                                  2,020      2,137,564
AAA    Florida HFA
       SFMR (Home Mtg) Ser 95A AMT
       6.65%, 7/01/24                                  4,300      4,492,511
AAA    Florida HFA
       SFMR (Mtg Hsg Fin Agy Rev) Ser 94B AMT
       6.65%, 7/01/26                                  4,855      5,065,367


6



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AAA    Hillsborough Cnty Aviation
       Arpt Rev (Tampa Int'l) FGIC Ser 93D AMT
       5.40%, 10/01/13                               $ 2,960    $ 2,860,958
BBB+   Lake Cnty Res Rec
       (NRG Recovery Grp) Ser 93A AMT
       5.95%, 10/01/13                                 1,750      1,677,428
AA-    Orlando Util Comm
       (Wtr & Elec Sub Rev) Ser 93B
       5.60%, 10/01/17 (a)                            18,900     18,633,888
                                                                 40,584,499

       GEORGIA-4.8%
AAA    Atlanta Arpt Facilities Rev
       MBIA AMT
       Zero coupon, 1/01/10                           75,535     33,705,983

       INDIANA4.3%
AAA    Indiana Dev Fin Auth
       PCR (PSI Energy) MBIA Ser 93B AMT
       5.75%, 2/15/28                                 11,245     11,243,875
AAA    Indianapolis Arpt, Port & Marina
       AMT MBIA
       5.875%, 1/01/13                                 6,000      6,035,280
AA     Warrick Cnty
       PCR (So Indiana Gas & Elec Co) Ser 93B AMT
       6.00%, 5/01/23                                 12,290     12,458,496
                                                                 29,737,651

       MARYLAND-0.2%
NR     Maryland Ind Dev Fin Auth Eco Dev
       (Med Waste Assoc) Ser 89 AMT
       8.75%, 11/15/10                                 1,475      1,545,092

       MASSACHUSETTS-3.1%
A+     Massachusetts Bay Trans Auth
       Ser 92C
       6.10%, 3/01/23                                  1,990      2,032,745
AAA    Massachusetts Ed Fin Auth
       Education Loan Rev AMBAC Ser 94E AMT
       6.00%, 1/01/12                                  4,730      4,755,400
A+     Massachusetts HFA
       SFMR Ser 40 AMT
       6.65%, 12/01/27                                 8,770      8,932,333
AA-    Massachusetts Wtr Pollution Abatement
       (South Essex Prog) Ser 94A
       6.375%, 2/01/15                                 2,735      2,882,964
A      Massachusetts Wtr Res Auth
       Ser 92B
       5.50%, 11/01/15                                 3,460      3,365,957
                                                                 21,969,399

       MICHIGAN-4.5%
AAA    Detroit Eco Dev Ctr
       Res Rec Rev FSA Ser 91A AMT
       6.875%, 5/01/09                                 3,765      4,041,200
BBB    Detroit GO
       Ser 93
       6.35%, 4/01/14                                  2,970      2,986,484
AAA    Kent Cnty GO Arpt Rev
       (Kent Cnty Int'l) Ser 95 AMT
       6.10%, 1/01/25                                  4,480      4,559,386
A1*    Michigan Hosp Fin Auth Hosp Rev
       (Crittenton Hosp) Ser 93A
       5.25%, 3/01/14                                  4,420      3,994,884
A      Michigan Hosp Fin Auth Hosp Rev
       (Detroit Med Ctr) Ser 93B
       5.50%, 8/15/23                                  5,250      4,791,203
A+     Michigan HDA
       MFHR (Rental Hsg) Ser 94B
       5.80%, 4/01/19                                  2,000      1,942,560
AA     Michigan Muni Bond Auth
       Revolving Fund Ser 93
       5.40%, 10/01/14                                 4,460      4,356,483
AAA    Wayne Cnty Arpt Rev
       (Detroit Metro) MBIA AMT
       5.50%, 12/01/21                                 5,000      4,728,800
                                                                 31,401,000


7



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       MINNESOTA-3.2%
A-     Bass Brook PCR
       (Minnesota Pwr & Light)
       6.00%, 7/01/22                                $ 1,400    $ 1,379,714
AA+    Duluth GO
       Arpt Lease Rev Ser 95C AMT
       6.25%, 8/01/14                                  4,200      4,370,436
A2*    Fairbault GO
       (Ind Sch Dist #656)
       6.20%, 6/01/12                                  1,730      1,804,615
AAA    Minneapolis GO
       SFMR (Home Ownership/Renovation)
       Ser 93 Stage III AMT
       5.70%, 12/01/23                                 5,375      5,087,437
AA+    Minnesota Hsg Fin
       Home Mortgage Ser 93-C2 AMT
       6.15%, 7/01/23                                  2,530      2,523,043
AA+    Rochester Hosp Rev
       (Mayo Med Ctr) Ser D
       6.25%, 11/15/21                                 1,300      1,349,894
BBB-   South St Paul Hosp Rev
       (Hlth East Proj) Ser 94
       6.75%, 11/01/09                                   800        831,456
A+     Southern Minnesota Muni Pwr Auth
       Pwr Supply System Ser 92A
       5.75%, 1/01/18                                  2,870      2,855,506
A      Western Minnesota Muni Pwr Auth
       Ser 87A
       5.50%, 1/01/15                                  2,190      2,116,854
                                                                 22,318,955

       NEBRASKA-1.6%
A      Nebraska Higher Ed
       Student Loan Rev Ser 93B AMT
       5.875%, 6/01/14                                11,705     11,477,572

       NEW JERSEY-2.4%
AAA    New Jersey Eco Dev Auth
       (Public Svc Elec & Gas) PCR
       MBIA Ser 94A AMT
       6.40%, 5/01/32                                  5,000      5,229,350
AAA    New Jersey Eco Dev Auth
       Wtr Fac (American Wtr Co.) FGIC AMT
       5.95%, 11/01/29                                $5,000     $4,999,950
AAA    New Jersey Eco Dev Auth
       Wtr Fac (Hackensack Wtr) MBIA Ser 94B AMT
       5.90%, 3/01/24                                  1,850      1,854,070
BBB    New Jersey Hlth Care Fac Fin Auth Hosp Rev
       (Englewood Hosp & Med Ctr) Ser 94
       6.75%, 7/01/24                                  1,000      1,029,740
A+     New Jersey Hsg & Mtg Fin Agy MFHR
       Ser 1 Section 8
       6.70%, 11/01/28                                 1,500      1,566,855
AAA    New Jersey Hsg & Mtg Fin Agy Rev
       SFMR (Home Buyer Rev) MBIA AMT
       6.35%, 10/01/27                                 1,800      1,829,952
                                                                 16,509,917

       NEW YORK-9.7%
BBB+   New York City GO
       Ser 93A
       6.25%, 8/01/18                                  6,000      6,047,460
BBB+   New York City GO
       Ser 95B
       7.25%, 8/15/19                                  6,000      6,485,700
BBB+   New York City GO
       Ser 95F
       6.625%, 2/15/14                                10,000     10,397,700
AAA    Niagara Frontier Trans Auth Arpt Rev
       (Gtr Buffalo Int'l) AMBAC Ser 94A AMT
       6.25%, 4/01/24                                  1,500      1,549,725
AAA    NYS Energy Res & Dev Auth Gas Fac
       (Brooklyn Union Gas) MBIA AMT
       5.60%, 6/01/25                                  4,000      3,849,000
AAA    NYS Energy Res & Dev Auth Gas Fac
       (Brooklyn Union Gas) MBIA Ser 91D AMT
       5.635%, 7/08/26 (a)                             6,000      5,697,900


8



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AAA    NYS Energy Res & Dev Auth Solid Waste
       (NYS Elec & Gas) MBIA Ser 93A AMT
       5.70%, 12/01/28                               $25,050    $24,287,979
BBB    NYS Envir Fac Auth IDR
       (Occidental Petroleum) Ser 93A AMT
       5.70%, 9/01/28                                  2,450      2,253,192
Aa*    NYS Mtg Agy Rev
       (Homeowner Mtg) Ser 30-C1 AMT
       5.85%, 10/01/25                                 5,150      4,932,670
AAA    Port Auth of NY & NJ
       Cons (96th Ser) FGIC AMT
       6.60%, 10/01/23                                 2,250      2,388,847
                                                                 67,890,173

       OHIO-5.6%
Aaa*   Cincinnati Student Loan Funding Corp
       Ser 86A AMT
       5.50%, 12/01/01                                 3,000      3,057,180
AAA    Cleveland Arpt Rev
       (Cleveland Int'l) FGIC Ser 94A
       6.25%, 1/01/20                                  7,800      8,065,824
AAA    Columbus Arpt Rev
       (PT Columbus Int'l) MBIA Ser 94A
       6.25%, 1/01/24                                  4,000      4,139,440
A      Cuyahoga Cnty Hosp Rev
       (Meridia Hlth Sys) Ser 95
       6.25%, 8/15/24                                  2,500      2,584,000
AAA    Ohio Air Quality Dev Auth
       (JMG Funding/Ohio Pwr Co) AMBAC Ser 94B AMT
       6.375%, 4/01/29                                 7,850      8,172,007
Baa3*  Ohio Air Quality Dev Auth
       PCR (Columbus So Pwr) Ser 85B
       6.25%, 12/01/20                                 1,000      1,008,860
AA-    Ohio Air Quality Dev Auth
       PCR (Dayton Power & Light Proj) Ser 92B
       6.40%, 8/15/27                                  1,900      1,989,357
AA-    Ohio Turnpike Commission Turnpike Rev
       Ser 94A
       5.75%, 2/15/24                                  5,000      5,014,850
Aa3*   Toledo-Lucas Cnty
       Port Auth (Cargill Inc. Proj)
       5.90%, 12/01/15                                 5,000      5,054,350
                                                                 39,085,868

       PENNSYLVANIA-3.2%
AAA    Allegheny Cnty Arpt Rev
       (Gtr Pittsburgh Int'l) FGICSer 92B AMT
       6.625%, 1/01/22                                 2,500      2,617,450
A      Allegheny Cnty Hosp Rev
       (St. Francis) FHA Ser 88
       8.25%, 8/01/28                                  3,505      3,844,074
AAA    Pennsylvania Higher Ed Student Loan Rev
       Ser 88D AMT
       AMBAC 6.05%, 1/01/19                            5,435      5,521,851
AA     Pennsylvania Hsg Fin Agy
       SFMR (Home Mortgage) Ser 94-41B AMT
       6.65%, 4/01/25                                  3,000      3,095,220
AAA    Philadelphia Aprt Sys Rev
       Ser 95A AMT
       6.10%, 6/15/25                                  7,400      7,516,328
                                                                 22,594,923

       RHODE ISLAND-2.6%
AA+    Rhode Island Hsg & Mtg Fin Corp
       SFMR ( Home Ownership) Ser 91-8
       9.987%, 4/01/24                                 7,000      7,657,370
AA+    Rhode Island Hsg & Mtg Fin Corp
       SFMR (Home Ownership) Ser 92-7A AMT
       6.75%, 10/01/25                                10,000     10,254,600
                                                                 17,911,970

       SOUTH DAKOTA-1.6%
AA+    South Dakota HDA
       (Home Ownership) Ser 91D AMT
       6.25%, 5/01/26                                  1,440      1,446,120


9



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AA+    South Dakota HDA
       SFMR (Home Ownership Mtg) Ser 93II AMT
       6.15%, 5/01/26                                $ 9,600    $ 9,547,488
                                                                 10,993,608

       TENNESSEE-1.8%
BBB    Memphis Shelby Cnty Spec Fac
       (Federal Express) Ser 93 AMT
       6.20%, 7/01/14                                  8,000      8,103,520
A*     Volunteer Student Funding
       Educational Loan Rev
       Ser 93C AMT
       5.85%, 12/01/08                                 4,100      4,151,578
                                                                 12,255,098

       TEXAS-6.1%
BB+    Alliance Arpt Auth Fac Imp
       (American Airlines) Ser 90 AMT
       7.50%, 12/01/29                                21,690     22,966,240
BB+    Dallas-Ft. Worth Arpt Fac Imp
       (American Airlines) AMT
       7.25%, 11/01/30                                 3,715      3,902,496
BB+    Dallas-Ft. Worth Arpt Fac Imp
       (American Airlines) Ser 90 AMT
       7.50%, 11/01/25                                15,000     15,941,250
                                                                 42,809,986

       UTAH-2.1%
AAA    Emery Cnty
       PCR (Pacific Project) AMBAC AMT
       5.625%, 11/01/23                               11,400     10,912,764
Aaa*   Utah Board of Regents
       Student Loan Rev Ser 93 AMT
       5.90%, 11/01/13                                 3,600      3,552,876
                                                                 14,465,640

       VIRGINIA-4.2%
A-     Hampton Museum Rev
       Ser 94
       5.25%, 1/01/14                                  2,320      2,205,160
AA     Henrico Cnty IDR
       (Henrico Cnty Reg Jail)
       7.125%, 8/01/21                                 3,730      4,293,454
A-     Isle of Wight Cnty IDA
       Solid Waste (Union Camp Corp) Ser 94 AMT
       6.55%, 4/01/24                                  3,845      4,009,720
BBB+   Peninsula Port Auth Hlth Fac
       (Mary Immaculate Proj) Ser 94
       7.00%, 8/01/17                                  1,850      1,949,733
A1*    Prince William Cnty IDA
       Hosp Rev (Potomac Hosp Grp)
       6.75%, 10/01/15                                 1,910      2,005,615
AA     Richmond GO
       6.25%, 1/15/21                                  1,060      1,078,285
AAA    Richmond Redev & Hsg Auth
       MFHR (Jefferson)
       6.50%, 4/01/27                                  3,250      3,250,000
AA     Virginia Beach Hlth Care
       Hosp Rev (Sentara Bayside)
       6.30%, 11/01/21                                 1,000      1,030,970
A*     Virginia Ed Loan Auth
       (Student Loan Prog) Ser 93G AMT
       6.15%, 9/01/09                                  3,340      3,363,180
AA+    Virginia HDA
       SFMR (Commonwealth Mtg) Ser 93G AMT
       5.35%, 7/01/16                                  5,490      5,045,749
AA     Virginia Res Auth Swr Rev
       (Hopewell Fac) Ser 95A AMT
       6.00%, 10/01/25                                 1,355      1,371,016
                                                                 29,602,882

       WASHINGTON-2.6%
BBB    Pierce Cnty Eco Dev
       PCR (Occidental Petroleum) Ser 93 AMT
       5.80%, 9/01/29                                  6,755      6,170,220


10



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
BBB    Pilchuck Dev Pub Corp.Spec Fac
       (BF Goodrich) Ser 93 AMT
       6.00%, 8/01/23                                $12,250    $11,707,815
                                                                 17,878,035

       Total Long Term Municipal Bonds
       (cost $661,169,907)                                      691,919,263

       SHORT TERM MUNICIPAL NOTES-0.6%
       NEW YORK-0.1%
AAA    New York City Mun Wtr Fin Auth
       Wtr & Swr Sys Rev FGIC Ser 94C VRDN
       4.00%, 6/15/23                                    500        500,000

       OREGON-0.4%
A-1*   Port Morrow
       (Portland General Elec)
       VRDN LOC: The Industrial Bank of Japan
       4.05%, 10/01/13                                $3,000     $3,000,000

       TEXAS-0.1%
A-1+*  Gulf Coast Waste Disp Auth
       (Amoco Oil Co. Proj) Ser 94 AMT VRDN
       4.05%, 8/01/23 (b)                                500        500,000

       Total Short Term Municipal Notes
       (cost $4,000,000)                                          4,000,000

       TOTAL INVESTMENTS-99.6%
         (cost $665,169,907)                                    695,919,263
       Other assets less liabilities-0.4%                         2,816,814

       NET ASSETS-100%                                         $698,736,077


+   Unaudited.
*   Moody's or Fitch Rating.
(a) Inverse floater security-the interest rate is subject to change periodically.
    Airport Revenue Bonds represent 28% of net assets at October 31, 1995. See Glossary of Terms on page 21.
    See notes to financial statements.


11



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       MUNICIPAL BONDS-98.7%
       ALABAMA-7.8%
AAA    West Jefferson PCR
       (Alabama Power) MBIA Ser 93C
       6.05%, 5/01/23                                $19,000    $19,185,440

       ARIZONA-5.9%
AAA    Maricopa Cnty GO
       Chandler Sch Imp #80 FGIC Ser 95
       6.00%, 7/01/13                                  1,215      1,247,708
AAA    Maricopa Cnty GO
       Kyrene Elem Sch Imp #28 FGIC Ser 95B
       6.00%, 7/01/14                                  1,715      1,751,975
AAA    Maricopa Cnty GO
       Sch Dist #28 FGIC Ser 93C
       Zero coupon, 7/01/11                            6,000      2,530,200
AAA    Maricopa Cnty Hlth Fac
       (Samaritan Hlth) MBIA Ser 90A
       7.00%, 12/01/13                                   335        364,711
AAA    Pima Cnty Hosp
       (Tucson Med Ctr) MBIA Ser 93A
       5.00%, 4/01/15                                  1,185      1,093,518
AAA    Tempe IDR
       (Mtg-Quadrangles) FHA
       6.25%, 6/01/26                                  4,865      4,913,504
AAA    Tucson GO FGIC
       Zero coupon, 7/01/13                            3,800      1,410,712
AAA    Yavapai Cnty
       Humboldt Sch Imp #22 FGIC Ser 95A
       5.95%, 7/01/14                                  1,210      1,246,845
                                                                 14,559,173

       CALIFORNIA-7.3%
Aa*    California Statewide Comm Dev Hosp
       (Cedars-Sinai Med Ctr) Ser 93
       5.40%, 11/01/15                                12,500     11,841,875
AAA    Northern Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA Ser 93A
       6.062%, 4/29/24 (a)                             6,550      6,097,460
                                                                 17,939,335

       COLORADO-2.5%
AAA    Denver City & Cnty Arpt System Rev
       MBIA Ser 95A
       5.70%, 11/15/25                                 6,375      6,284,603

       FLORIDA-2.2%
AAA    Florida Trpk Auth Rev
       Ser 95A
       5.625%, 7/01/25                                 1,800      1,783,170
Aaa*   Venice Hlth Fac
       (Venice Hosp) Ser 94 Pre-refunded
       6.00%, 12/01/14                                 3,350      3,673,376
                                                                  5,456,546

       ILLINOIS-3.3%
AAA    Illinois Health Fac Auth Hosp Rev
       (Alexian Brothers) FSA Ser 90
       7.125%, 1/01/21                                 4,860      5,229,020
AAA    Metro Pier & Expo Auth
       (McCormick Place Expo) FGIC Ser 93A
       Zero coupon, 6/15/19                           12,150      2,973,348
                                                                  8,202,368

       MARYLAND-3.2%
AAA    Baltimore Cnty MFHR
       (Dunfield Township Proj) FHA Ser 92A
       6.90%, 8/01/28                                  7,500      7,848,075

       MASSACHUSETTS-18.8%
AAA    Chelsea GO
       AMBAC
       6.00%, 6/15/14                                  1,965      2,009,743
AAA    Essex Cnty
       (South Essex Swr Dist) MBIA Ser 94B
       7.00%, 6/01/24                                  2,435      2,735,722
AAA    Holyoke GO
       FSA Ser B
       6.125%, 8/01/13                                 1,195      1,241,497
AAA    Lowell GO
       FSA Ser 93A
       5.50%, 1/15/10                                  3,735      3,680,432
AAA    Massachusetts GO
       MBIA Ser 95A
       5.75%, 2/01/15                                  4,715      4,753,333


12



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AAA    Massachusetts HFA
       MFHR (Residential Dev) AMBAC Ser 93A
       6.15%, 10/01/15                               $ 9,220    $ 9,265,086
AAA    Massachusetts HFA
       MFHR (Residential Dev) FNMA Ser 92F
       6.25%, 11/15/12                                 5,000      5,142,150
AAA    Massachusetts HFA
       SFMR (Residential Dev) FNMA Ser 92
       6.90%, 11/15/24                                 2,500      2,641,650
AAA    Massachusetts Hlth & Ed Fac Auth Rev
       (New England Med Ctr) MBIA Ser D
       5.38%, 7/01/18                                  9,770      9,214,185
AAA    Massachusetts Muni Wholesale
       (Elec Pwr Supply Sys) MBIA Ser 92A
       6.00%, 7/01/18                                  5,675      5,764,608
                                                                 46,448,406

       MICHIGAN-18.2%
AAA    Brighton GO AMBAC
       Area Sch Dist Ser 92II
       Zero coupon, 5/01/20                            5,000      1,217,800
AAA    Detroit Swr Disp Rev Sys
       FGIC Ser 93A
       5.70%, 7/01/23 (a)                             17,850     17,531,556
AAA    Grand Rapids Swr Sys Rev
       MBIA
       6.00%, 1/01/22                                  2,500      2,527,050
AAA    Kalamazoo Hosp Fin Auth Hosp Rev
       (Borgess Med Ctr) FGIC Ser 94A
       5.244%, 6/01/11                                15,000     14,500,350
AAA    Lowell Area Schools GO
       FGIC
       Zero coupon, 5/01/19                            5,050      1,291,133
AAA    Michigan Hosp Fin Auth Hosp Rev
       (St. John's Hospital) AMBAC Ser A
       6.00%, 5/15/13                                    480        492,240
AAA    Michigan Strategic Fund PCR
       (Detroit Edison Co.) MBIA Ser 95A
       6.40%, 9/01/25                                  5,000      5,249,300
AAA    Yale Pub Sch Dist GO
       AMBAC
       5.50%, 5/01/23                                  2,150      2,067,569
                                                                 44,876,998

       MINNESOTA-5.7%
AAA    Buffalo Hanover Montrose GO
       (Ind Sch Dist #877) CGIC Ser 94
       6.15%, 2/01/22                                  2,500      2,571,700
AAA    Burnsville-Eagan-Savage GO
       (Ind Sch Dist #191) CGIC Ser 95A
       6.20%, 2/01/17                                  1,400      1,464,960
AAA    Lakeville GO
       (Ind Sch Dist #194) FGIC
       5.60%, 2/01/18                                  3,710      3,709,629
AAA    Minnesota Pub Fac Auth
       (Wtr Poll Ctr Rev) Ser 95A
       6.25%, 3/01/15                                  1,225      1,309,660
AAA    No Minnesota Muni Pwr Agy
       AMBAC Ser 92B
       5.50%, 1/01/18                                  1,200      1,186,272
AAA    Robbinsdale Hosp Rev
       (No Memorial Med Ctr) AMBAC Ser 93A
       5.45%, 5/15/13                                  2,500      2,452,925
AAA    St. Francis GO
       (Ind Sch Dist #15) CGIC Ser 95A
       6.375%, 2/01/16                                 1,200      1,279,332
                                                                 13,974,478

       NEBRASKA-1.4%
AAA    Nebraska Inv Fin Auth Hosp Rev
       (Bishop Clarkson Mem) MBIA Ser 91
       9.141%, 12/08/16 (a)                            3,000      3,324,120


13



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       NEW JERSEY-4.2%
AAA    Burlington Cnty Wtr Rev
       (Evesham Muni Util Auth) MBIA
       5.60%, 7/01/15                                $ 3,750    $ 3,752,438
AAA    Passaic Valley Swr Comm
       Ser 92D AMBAC
       5.75%, 12/01/15                                 3,400      3,438,114
AAA    Vineyard Swr Rev
       (Landis Sewage Auth) FGIC Ser 93C
       5.65%, 9/19/19                                  3,100      3,089,305
                                                                 10,279,857

       OHIO-3.9%
AAA    Clermont Cnty Wtr Sys Rev
       (Clermont Cnty Swr) AMBAC Ser 93
       5.70%, 12/01/13                                 2,750      2,780,965
AAA    Hamilton Cnty Swr Rev
       (Met Swr Gtr Cincinnati) FGIC Ser 93A
       5.25%, 12/01/16                                 2,000      1,913,920
AAA    Lucas Cnty Hosp Rev
       (St. Vincent Med Ctr) MBIA
       5.45%, 8/15/14                                  2,650      2,570,977
AAA    Ohio Muni Generating Auth
       (Belleville Hydro Elec) AMBAC
       5.375%, 2/15/13                                 2,500      2,462,450
                                                                  9,728,312

       PENNSYLVANIA-5.5%
AAA    Berks Cnty
       Swr Rev (Exeter Twp) MBIA Ser 93
       6.20%, 7/15/22                                  8,495      8,737,447
AAA    Butler Cnty Hosp Rev
       (Butler Mem Hosp)
       Ser 93A FSA
       5.25%, 7/01/12                                  2,500      2,377,225
AAA    Pennsylvania Intergov Coop Auth
       Special Tax Rev FGIC Ser 94
       7.00%, 6/15/14                                  2,200      2,429,878
                                                                 13,544,550

       TEXAS-2.7%
AAA    Amarillo Hosp Rev
       (High Plains Baptist) FSA Ser 92B
       6.562%, 1/03/22 (a)                             6,400      6,660,928

       VIRGINIA-3.3%
AAA    Chesapeake Bay Bridge & Tunnel Auth
       MBIA
       5.75%, 7/01/25                                  1,465      1,460,722
AAA    Loudoun Cnty IDA
       (Loudoun Hosp Ctr) FSA
       5.80%, 6/01/20                                  2,340      2,343,767
AAA    Richmond Met Auth
       (Expressway Revenue) FGIC Ser. B
       6.25%, 7/15/22                                  1,000      1,032,360
AA     Virginia College Bldg Auth Ed Fac Rev
       (Washington & Lee Univ)
       5.80%, 1/01/24                                  3,350      3,408,860
                                                                  8,245,709

       WEST VIRGINIA-2.8%
AAA    West Virginia Eco Dev
       Pkwy Auth Rev Ser 93 FGIC
       5.831%, 5/16/19                                 7,000      7,015,470

       TOTAL INVESTMENTS-98.7%
         (cost $231,900,997)                                    243,574,368
       Other assets less liabilities-1.3%                         3,229,267

       NET ASSETS-100%                                         $246,803,635


+   Unaudited.

*   Moody's or Fitch Rating.

(a) Inverse floater security-the interest rate is subject to change periodically.

    See Glossary of Terms on page 21.
    See notes to financial statements.


14



NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       NEW YORK MUNICIPAL BONDS-98.9%
Aaa*   Cohoes IDR
       (Norlite Corp Proj) Ser 92B AMT
       LOC: Dresdner Bank
       6.75%, 5/01/09                                $ 8,500    $ 9,000,480
AAA    Glen Cove IDR
       (The Regency At Glen Cove) ETM Ser 92B
       Zero coupon, 10/15/19                          60,010     14,396,999
AAA    Islip Res Rec Agy
       AMBAC Ser 94B AMT
       6.125%, 7/01/12                                 2,020      2,084,438
AAA    Monroe Cnty Airport Auth
       (Greater Rochester Int'l) MBIA Ser 93 AMT
       5.50%, 1/01/13                                  4,450      4,362,513
BBB+   New York City GO
       Ser 93D
       6.00%, 8/01/14                                  9,750      9,721,822
       7.702%, 8/29/14 (a)                            10,000      9,961,300
BBB+   New York City GO
       Ser 93E
       6.00%, 5/15/11                                 10,000      9,920,000
BBB+   New York City GO
       Series 95B
       7.25%, 8/15/19                                  9,000      9,728,550
A2     New York City HDC
       MFHR (So Williamsburg Coop) Ser 90A AMT
       7.90%, 2/01/23                                  3,860      4,056,513
BB+    New York City IDR
       (American Airlines) Ser 94 AMT
       6.90%, 8/01/24                                  6,000      6,281,940
A      New York City IDR
       (Terminal One L.P.) Ser 94 AMT
       6.125%, 1/01/24                                21,500     21,199,645
AAA    Niagara Frontier Trans Auth Arpt
       (Gtr Buffalo Int'l) AMBAC Ser 94A AMT
       6.25%, 4/01/24                                 14,625     15,109,819
A+     NYS Energy Res & Dev
       (Consolidated Edison) Ser 94A AMT
       7.125%, 12/01/29                               27,000     29,877,660
AAA    NYS Energy Res & Dev Auth PCR
       (Brooklyn Union Gas) MBIA AMT
       5.60%, 6/01/25                                  6,000      5,773,500
AAA    NYS Energy Res & Dev Auth PCR
       (Brooklyn Union Gas) MBIA Ser 89B AMT
       6.75%, 2/01/24                                  7,500      7,972,875
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26                                 15,000     15,260,850
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27                                11,700     11,760,840
AAA    NYS Energy Res & Dev Auth PCR
       (Rochester Gas & Elec) MBIA AMT
       6.50%, 5/15/32                                  6,460      6,673,051
BBB    NYS Envir Fac Auth IDR
       (Occidental Petroleum) Ser 93A AMT
       5.70%, 9/01/28                                 15,000     13,795,050
NR     NYS Envir Fac Corp Wtr Fac
       (Long Island Wtr Corp) Ser 87A AMT
       10.00%, 10/01/17                                3,200      3,466,560
AAA    NYS Envir Fac Corp Wtr Fac
       (Spring Valley Wtr) AMBAC Ser 94A AMT
       6.30%, 8/01/24                                 11,800     12,179,724
AAA    NYS HFA
       MFHR (Erie/Monroe Cnty Proj)
       AMBAC Ser 89B AMT
       7.55%, 11/01/29                                 9,585     10,148,406
Aa*    NYS HFA SONYMA
       MFHR (Syracuse/Springville Proj) Ser 93A AMT
       5.85%, 8/15/13                                  3,000      2,967,030
       5.95%, 8/15/24                                  5,650      5,535,079


15



NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
Aa*    NYS HFA SONYMA
       MFHR (Westchester/Onondaga/Rock-land Proj)
       Ser 92F AMT
       6.70%, 8/15/25                                $ 6,000    $ 6,208,560
Aa*    NYS Mtg Agy
       SFMR Homeowner Mtg Ser 42 AMT
       6.65%, 4/01/26                                  4,500      4,650,300
Aa*    NYS Mtg Agy
       SFMR Homeowner Mtg Ser 46 AMT
       6.65%, 10/01/25                                19,995     20,602,248
AAA    Onondaga Cnty PCR
       (Bristol-Myers Squibb) AMT
       5.75%, 3/02/24                                  8,000      8,203,280
AA-    Port Auth of NY & NJ
       Cons (95th Ser) AMT
       6.125%, 7/15/29                                 7,000      7,100,660
AAA    Port Auth of NY & NJ
       Cons (96th Ser) FGIC AMT
       6.60%, 10/01/23                                 7,750      8,228,252
Baa*   St. Lawrence Cnty Res Rec
       (Solid Waste Disposal) Ser 88 AMT
       8.375%, 1/01/11                                 2,500      2,794,200
AAA    Troy HDC
       MFHR (Ninth St #2) FHA Ser 90B
       8.10%, 2/01/24                                  3,535      3,991,227
AAA    Troy HDC
       MFHR FHA Ser 90C
       8.10%, 2/01/24                                  3,820      4,297,615

       TOTAL INVESTMENTS-98.9%
         (cost $292,429,199)                                    307,310,986
       Other assets less liabilities-1.1%                         3,335,053

       NET ASSETS-100%                                         $310,646,039


+   Unaudited.

*   Moody's or Fitch Rating.

(a) Inverse floater security-the interest rate is subject to change periodically.

    See Glossary of Terms on page 21.
    See notes to financial statements.


16



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       CALIFORNIA MUNICIPAL BONDS-98.8%
A+     California GO
       (Veterans Hsg) Ser 95 AMT
       6.40%, 2/01/20                                $35,000    $35,565,950
A+     California HFA
       MFHR (Multi-Unit Rental) Ser 93A AMT
       5.60%, 8/01/25                                 12,000     11,210,880
AA-    California HFA
       SFMR (Home Mtg Rev) Ser 91G AMT
       7.05%, 8/01/27                                  5,570      5,839,532
AA-    California HFA
       SFMR (Home Mtg Rev) Ser 93D AMT
       5.75%, 8/01/22                                 10,500      9,924,810
       5.85%, 2/01/23                                  7,920      7,586,806
AA-    California HFA
       SFMR (Home Mtg Rev) Ser 94H AMT
       7.50%, 8/01/25                                 12,435     13,443,976
AAA    California HFA
       SFMR (Home Mtg Rev) Ser 95A-2 AMT
       6.45%, 8/01/25                                  9,000      9,175,500
AA-    California HFA
       SFMR (Home Mtg Rev) Ser E AMT
       6.70%, 8/01/25                                 10,000     10,423,900
A      California Poll Ctl Fin Auth
       Browning-Ferris Ind (Keller Canyon) AMT
       6.875%, 11/01/27                                5,000      5,258,100
A+     California Poll Ctl Fin Auth
       Res Rec (West Cnty Res Rec) AMT
       LOC:Union Bank
       5.55%, 1/01/09                                  5,490      5,199,908
A      California Poll Ctl Fin Auth PCR
       (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23                                75,000     72,686,250
A+     California Poll Ctl Fin Auth PCR
       (San Diego Gas & Elec) Ser 93A-C AMT
       5.85%, 6/01/21                                  3,000      2,984,070
A+     California Poll Ctl Fin Auth PCR
       (Southern Calif Edison) Ser 92B AMT
       6.40%, 12/01/24                                46,030     47,075,341
A1*    California Statewide Comm Dev Hosp
       (Cedars-Sinai Med Ctr) Ser 93
       5.40%, 11/01/15                                28,000     26,525,800
A+     Chula Vista PCR
       (San Diego Gas & Electric) Ser 92A AMT
       6.40%, 12/01/27                                28,240     29,259,746
AAA    Contra Costa Cnty
       MFHR (Byron Park Proj) GNMA Ser 93A AMT
       6.40%, 1/20/31                                 11,860     12,138,473
NR     Fairfield Assess Dist
       (No Cordelia Imp Dist) Ser 93
       7.375%, 9/02/18                                 2,560      2,636,570
NR     Fontana Redev Agy
       (Jurupa Hills Proj) Ser 94
       8.00%, 1/01/98                                  5,000      5,107,800
AAA    Garden Grove
       MFHR (Tudor Grove) GNMA Collat AMT
       7.25%, 5/20/32                                  7,300      7,550,828
AA-    Long Beach Harbor Rev
       Ser 93 AMT
       5.125%, 5/15/13                                26,150     24,087,550
       5.125%, 5/15/18                                36,325     32,839,616
NR     Los Angeles Cnty Comm Fac Dist #4
       (Calabasas Area) Ser 92A
       7.65%, 9/01/17                                  7,500      7,756,950
       7.70%, 9/01/17                                  5,750      5,967,522
NR     Los Angeles Cnty Comm Fac Dist #92-1
       (Castaic Union SD Northlake Proj) Ser 92
       9.00%, 10/01/19                                 8,710      9,060,316
BBB+   Los Angeles Comm Redev
       MFHR (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26                                 7,030      6,701,488


17



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AA     Los Angeles Harbor Rev
       Ser 95A AMT
       6.625%, 8/01/25                               $15,600    $16,460,184
AAA    Northern Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA
       5.50%, 4/29/24                                 15,000     14,293,950
NR     Ontario Assess Dist #107
       (CA Commerce Ctr So)
       7.70%, 9/02/10                                  6,255      6,450,719
BBB-*  Orange Cnty
       Foothill/Eastern Trans Corridor Agy Ser 95A
       Zero coupon, 1/01/15                           18,500      5,042,730
AAA    Orange Cnty Airport Rev
       (John Wayne Int'l) MBIA Ser 93 AMT
       5.50%, 7/01/13                                 11,000     10,473,980
       5.50%, 7/01/18                                 16,500     15,406,215
A-     Orange Cnty Airport Rev
       (John Wayne Int'l) Ser 87 AMT
       6.625%, 7/01/18                                 6,780      6,780,746
NR     Orange Cnty Comm Fac Dist #87-2
       (Portola Hills) Ser 91A
       9.30%, 8/15/16                                  8,950      9,427,393
NR     Orange Cnty Ltd Ob Assess Dist #88-1
       (Irvine Coast Pelican Hill Proj) Ser 92A
       8.25%, 9/02/18                                  3,990      4,090,229
BBB*   Orange Cnty Sr Lien
       San Joaquin Hills Transportation Corridor
       Zero coupon, 1/01/17                           16,000      3,983,200
       Zero coupon, 1/01/18                           29,400      6,853,728
       Zero coupon, 1/01/19                           20,000      4,365,800
       Zero coupon, 1/01/20                           20,000      4,069,200
       Zero coupon, 1/01/21                           20,000      3,809,600
       Zero coupon, 1/01/22                           50,000      8,962,000
       Zero coupon, 1/01/23                           35,000      5,843,600
       Zero coupon, 1/01/25                           33,100      4,843,854
       7.00%, 1/01/30                                 15,000     15,593,700
AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21                           50,575     10,431,600
AAA    Palm Springs Fin Auth Airport Rev
       (Palm Springs Regional) MBIA Ser 92 AMT
       6.00%, 1/01/22                                  6,860      6,885,656
A-     Placer Cnty
       (Western Placer Waste Mgmt Auth) Ser 94 AMT
       6.75%, 7/01/14                                  6,900      7,105,206
AAA    Port of Oakland
       MBIA Ser 92E AMT
       6.40%, 11/01/22                                23,370     24,275,354
       6.50%, 11/01/16                                11,000     11,580,910
A+     Port of Oakland Spec Fac
       (Mitsui O.S.K. Lines) Ser 92A AMT
       LOC: Bank of Japan
       6.80%, 1/01/19                                  3,700      3,887,072
NR     Riverside Comm Fac Dist #90-1
       (Highlander Proj) Ser 91A
       8.50%, 9/01/15                                  3,000      3,198,570
NR     Rocklin Spec Tax Comm Fac Dist #3
       (Stanford Ranch) Ser 90
       7.70%, 11/01/15                                 4,000      4,238,720
AAA    Sacramento Cnty Airport Systems
       FGIC Ser 92A AMT
       6.00%, 7/01/20                                 11,750     11,756,697
NR     Saddleback Valley Comm Fac Dist #89-1
       (Robinson Ranch) Ser 91A
       7.70%, 9/01/16                                  4,000      4,280,320
NR     Salinas Assess Dist #90-1
       (Harden Ranch) Ser A
       6.875%, 9/02/11                                 5,735      5,698,755
AAA    San Francisco City & Cnty Int'l Airport
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24                                  5,000      5,315,150
AAA    San Francisco City & Cnty Int'l Airport
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24                                 11,000     11,607,750


18



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AAA    San Francisco City & Cnty Int'l Airport
       MBIA Ser 93 II-3 AMT
       6.10%, 5/01/13                                $ 7,990    $ 8,168,896
       6.20%, 5/01/20                                 14,500     14,770,425
AAA    San Jose Airport FGIC Ser 93 AMT
       5.625%, 3/01/13                                 6,480      6,328,821
       5.70%, 3/01/18                                  8,825      8,564,045
NR     San Marcos
       Comm Fac Dist Ser 88-1
       7.625%, 9/01/19                                 1,595      1,623,535
AAA    Southern Calif HFA
       SFMR Ser 91B AMT GNMA/FNMA Collat
       6.90%, 10/01/24                                 1,665      1,751,747
AAA    Southern Calif HFA
       SFMR Ser 92A AMT GNMA/FNMA Collat
       6.75%, 9/01/22                                  1,445      1,509,288
NR     Tracy Pub Fac Fin Agy
       Comm Fac Dist #87-1 Ser 89B
       7.50%, 10/01/15                                 5,000      5,204,800
NR     Tracy Pub Fac Fin Agy
       Comm Fac Dist #87-1 Ser 92E
       7.50%, 10/01/18                                 3,500      3,647,630
A+     Yolo Cnty Hsg Auth
       MFHR (Waggener Ranch Apts) FHA Ser 91 AMT
       7.00%, 10/01/33                                 9,000      9,615,870

       TOTAL INVESTMENTS-98.8%
         (cost $702,386,495)                                    724,205,327
       Other assets less liabilities-1.2%                         8,881,608

       NET ASSETS-100%                                         $733,086,935


+   Unaudited.

*   Moody's or Fitch Rating.

(a) Inverse floater security-the interest rate is subject to change periodically.

    See Glossary of Terms on page 21.
    See notes to financial statements.


19



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
       CALIFORNIA MUNICIPAL BONDS-102.4%
       LONG TERM MUNICIPAL BONDS-100.5%
AAA    Alhambra COP
       Assess Dist #91-1: Police Fac AMBAC Ser 92
       6.75%, 9/01/23                                $ 5,000    $ 5,357,100
AAA    Brea Pub Fin Auth
       Tax Alloc Redev Proj B MBIA Ser 91A
       7.00%, 8/01/15                                  1,470      1,610,899
AAA    California HFA
       MFHR (Home Mtg Rev) AMBAC Ser 95A
       6.25%, 2/01/37                                  5,000      4,992,000
Aa*    California Statewide Comm Dev Hosp
       (Cedars-Sinai Med Ctr) Ser 93
       5.40%, 11/01/15                                14,500     13,736,575
AAA    Contra Costa Cnty
       Sanitation Dist (Delta Diablo) MBIA
       Zero coupon, 12/01/16                           3,210        934,688
AAA    Coronado Comm Dev Proj
       Tax Alloc MBIA Ser 90
       7.25%, 9/01/12                                  2,000      2,196,000
AAA    Fairfield Cnty Pub Fin
       Auth Tax Alloc (Fairfield Proj) CGIC Ser 93C
       5.50%, 8/01/23                                  9,000      8,581,230
AAA    Fontana Pub Fin Auth
       Tax Alloc (Fontana Redev) MBIA Ser 93A
       5.625%, 9/01/24                                 9,805      9,578,603
AAA    Los Angeles Cnty
       Met Trans Auth Ser 93A MBIA
       5.625%, 7/01/18                                 8,000      7,933,520
AAA    Los Angeles Cnty
       Transportation Comm FGIC Ser 91B
       6.50%, 7/01/15                                  5,000      5,248,150
AAA    Los Angeles Cnty Community Redev Tax Alloc
       (Bunker Hill Project) FSA Ser 93H
       5.60%, 12/01/28                                10,000      9,579,200
AAA    Madera Cnty COP
       Hosp Rev (Valley Childrens Hosp)
       MBIA Ser 95
       6.125%, 3/15/23                                 4,000      4,093,360
AAA    Mt. Diablo School Dist
       Comm Fac FGIC Ser 90
       7.05%, 8/01/20                                  5,000      5,475,600
AAA    Northern Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA
       5.50%, 4/29/24                                  5,000      4,764,650
       6.062%, 4/29/24 (a)                             2,700      2,513,457
AAA    Orange Cnty COP
       (Loma Ridge Data Ctr Proj) AMBAC
       6.00%, 6/01/21                                  1,000      1,000,540
AAA    Palm Springs ETM COP
       Ser 91B Zero coupon, 4/15/21                   35,925      7,409,890
AAA    Rancho Wtr Dist Fin Auth
       AMBAC Ser 91
       6.427%, 8/17/21 (a)                             6,000      6,741,840
AAA    Redding Elec Sys Rev COP
       MBIA Ser 92A
       6.368%, 7/01/22 (a)                             4,000      4,314,840
AAA    Sacramento Muni Util Dist Elec Rev
       FGIC Ser 92A
       6.30%, 8/01/18                                  5,000      5,204,150
AAA    San Bernardino Cnty
       Joint Pwr Fin Auth CGIC Ser 95A
       5.75%, 9/01/25                                  5,000      4,936,400
AAA    San Bernardino Cnty
       Redev (Ontario Red Proj 1) MBIA Ser 93
       5.80%, 8/01/23                                 10,000      9,796,300


20



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                          PRINCIPAL
POOR'S                                               AMOUNT
RATINGS+                                              (000)         VALUE
---------------------------------------------------------------------------
AAA    San Dimas Redev Agy
       (Creative Growth) CGIC Ser 91A
       6.75%, 9/01/16                                $ 1,000    $ 1,068,840
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 93 II-4
       6.00%, 5/01/14                                  5,000      5,094,100
AAA    Stockton Cnty Wastewater Treatment COP
       FGIC Ser 95A
       6.80%, 9/01/24                                  5,000      5,477,950
AAA    Univ of California Regents Hosp Rev
       (UCLA Med Ctr) MBIA Ser 94
       5.50%, 12/01/20                                 8,685      8,353,494
AAA    Yorba Linda Redev Agy
       Tax Alloc Bonds MBIA Ser 93A
       Zero coupon, 9/01/19                            3,300        799,326
       Total Long Term Municipal Bonds
         (cost $140,784,034)                                    146,792,702

       SHORT TERM MUNICIPAL NOTES-1.9%
A-1    Chula Vista IDR
       (San Diego Gas & Elec) Series '92B AMT VRDN
       3.75%, 12/01/27                                 1,400      1,400,000
A-1    Irvine Ranch Wtr Dist
       VRDN LOC: The Industrial Bank of Japan
       4.10%, 6/01/15                                  1,000      1,000,000
A-1    Irvine Ranch Wtr Imp Dist
       Swr Imp #284 VRDN LOC: The Sumitomo Bank, Ltd.
       4.10%, 11/15/13                                   400        400,000
       Total Short Term Municipal Notes
         (cost $2,800,000)                                        2,800,000

       TOTAL INVESTMENTS-102.4%
         (cost $143,584,034)                                    149,592,702
       Other assets less liabilities-(2.4%)                      (3,513,470)

       NET ASSETS-100%                                         $146,079,232


+   Unaudited.

*   Moody's or Fitch Rating.

(a) Inverse floater security-the interest rate is subject to change periodically.

    See notes to financial statements.

    Glossary of Terms:
    AMBAC   American Municipal Bond Assurance Corporation
    AMT     Alternative Minimum Tax - (subject to)
    CGIC    Capital Guaranty Insurance Corporation
    COP     Certificate of Participation
    ETM     Escrowed to Maturity
    FGIC    Financial Guaranty Insurance Company
    FHA     Federal Housing Administration
    FNMA    Federal National Mortgage Association
    FSA     Financial Security Assurance, Inc.
    GNMA    Government National Mortgage Association
    GO      General Obligation
    HDA     Housing Development Authority
    HDC     Housing Development Corporation
    HFA     Housing Finance Authority
    IDA     Industrial Development Authority
    IDR     Industrial Development Revenue
    LOC     Letter of Credit
    MBIA    Municipal Bond Investors Assurance
    MFHR    Multi-Family Housing Revenue
    NR      Rating not applied for
    PCR     Pollution Control Revenue
    SFMR    Single Family Mortgage Revenue
    SONYMA  State of New York Mortgage Agency
    VRDN    Variable Rate Demand Note


2



STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                     INSURED                                     INSURED
                                                      NATIONAL       NATIONAL       NEW YORK     CALIFORNIA     CALIFORNIA
                                                   -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost:
    National-$665,169,907; Ins. National-
    $231,900,997; New York-$292,429,199;
    California-$702,386,495; Ins. California
   -$143,584,034, respectively)                    $695,919,263   $243,574,368   $307,310,986   $724,205,327   $149,592,702
  Cash                                                       -0-            -0-     2,478,627             -0-            -0-
  Receivable for investment securities sold          13,400,355      4,508,651             -0-        15,000             -0-
  Interest receivable                                12,632,324      3,700,937      5,084,938     13,874,613      1,916,670
  Receivable for capital stock sold                   1,721,949        256,519        574,894        532,007        676,941
  Prepaid expenses and other assets                      23,838         17,217             -0-            -0-            -0-
  Total assets                                      723,697,729    252,057,692    315,449,445    738,626,947    152,186,313

LIABILITIES
  Due to custodian                                    1,555,031      2,186,423             -0-     3,400,411        319,127
  Payable for investment securities purchased        21,551,054      2,553,368      4,256,569             -0-     5,039,931
  Payable for capital stock redeemed                  1,154,637        225,216        269,028      1,476,615        452,810
  Distribution fee payable                              391,457        110,724        153,122        336,830         61,382
  Advisory fee payable                                  118,460        104,012         39,292        124,007         67,588
  Accrued expenses and other liabilities                191,013         74,314         85,395        202,149        166,243
  Total liabilities                                  24,961,652      5,254,057      4,803,406      5,540,012      6,107,081

NET ASSETS                                         $698,736,077   $246,803,635   $310,646,039   $733,086,935   $146,079,232

  CLASS A SHARES
  Net assets                                       $338,311,466   $165,548,283   $183,986,827   $478,534,916   $103,940,326
  Shares of capital stock outstanding                32,371,886     16,440,035     19,130,133     45,807,699      7,805,988

  CLASS B SHARES
  Net assets                                       $252,356,966   $ 58,989,972   $ 94,399,998   $166,758,707   $ 27,815,741
  Shares of capital stock outstanding                24,148,680      5,859,651      9,811,101     15,951,828      2,088,924

  CLASS C SHARES
  Net assets                                       $108,067,645   $ 22,265,380   $ 32,259,214   $ 87,793,312   $ 14,323,165
  Shares of capital stock outstanding                10,341,745      2,211,718      3,352,670      8,399,074      1,075,626

COMPOSITION OF NET ASSETS
  Capital stock, at par                            $     66,862   $     24,511   $     32,294   $     70,159   $     10,971
  Additional paid-in capital                        703,446,823    240,610,985    307,843,679    726,768,254    143,968,518
  Accumulated net realized loss                     (35,526,964)    (5,505,232)   (12,111,721)   (15,570,310)    (3,908,925)
  Net unrealized appreciation of investments         30,749,356     11,673,371     14,881,787     21,818,832      6,008,668
                                                   $698,736,077   $246,803,635   $310,646,039   $733,086,935   $146,079,232

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share         $10.45         $10.07         $ 9.62         $10.45         $13.32
  Sales charge-4.25% of public offering price               .46            .45            .43            .46            .59
  Maximum offering price                                 $10.91         $10.52         $10.05         $10.91         $13.91

  CLASS B SHARES
  Net asset value and offering price per share            10.45          10.07           9.62          10.45          13.32

  CLASS C SHARES
  Net asset value, redemption and offering price
    per share                                            $10.45         $10.07         $ 9.62         $10.45         $13.32


See notes to financial statements.


22



STATEMENT OF OPERATIONS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                             INSURED                                   INSURED
                                               NATIONAL      NATIONAL      NEW YORK     CALIFORNIA    CALIFORNIA
                                            -------------  ------------  ------------  -------------  ------------
INVESTMENT INCOME
  Interest                                  $ 45,682,704   $15,292,085   $20,054,551   $ 47,637,267    $8,791,624

EXPENSES
  Advisory Fee                                 4,357,009     1,448,694     1,878,376      4,482,864       758,429
  Distribution fee - Class A                     999,923       481,707       543,333      1,401,092       301,648
  Distribution fee - Class B                   2,497,692       561,860       874,980      1,612,482       251,539
  Distribution fee - Class C                   1,140,444       229,840       319,313        889,794       121,930
  Transfer agency                                665,819       182,595       283,979        473,894        81,222
  Custodian                                      119,117        70,483        75,194        114,662        59,095
  Administrative                                 104,778       103,693       103,667        108,547       104,215
  Printing                                        90,258        20,574        33,569         24,800        11,482
  Registration                                    72,244        64,818         4,920          7,786         6,877
  Taxes                                           67,668        23,458        23,925         60,299        11,429
  Audit and legal                                 45,130        44,077        44,904         41,197        38,562
  Directors' fees                                  4,442         5,288         5,006          5,166         4,462
  Miscellaneous                                   21,298        15,699        17,401         31,022        15,256
  Total expenses                              10,185,822     3,252,786     4,208,567      9,253,605     1,766,146
  Less advisory fees waived (see note B)      (2,685,230)     (273,143)   (1,126,920)    (2,183,908)      (71,127)
  Net expenses                                 7,500,592     2,979,643     3,081,647      7,069,697     1,695,019
  Net investment income                       38,182,112    12,312,442    16,972,904     40,567,570     7,096,605

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on investments    (16,742,673)   (1,551,031)   (8,599,808)   (10,675,369)       47,999
  Net change in unrealized depreciation
    of investments                            88,985,630    29,609,236    37,571,643     83,053,467    16,442,245
  Net gain on investments                     72,242,957    28,058,205    28,971,835     72,378,098    16,490,244

NET INCREASE IN NET ASSETS FROM OPERATIONS  $110,425,069   $40,370,647   $45,944,739   $112,945,668   $23,586,849


See notes to financial statements.


23



STATEMENT OF CHANGES IN NET ASSETS               ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                               NATIONAL                 INSURED NATIONAL
                                     ----------------------------  ----------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                      OCT. 31,1995   OCT. 31,1994   OCT. 31,1995   OCT. 31,1994
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $ 38,182,112   $ 41,336,843   $ 12,312,442   $ 13,270,616
  Net realized loss on investments    (16,742,673)   (18,784,294)    (1,551,031)    (3,954,200)
  Net change in unrealized
    appreciation (depreciation)
    of investments                     88,985,630    (90,162,931)    29,609,236    (33,116,428)
  Net increase (decrease) in net
    assets from operations            110,425,069    (67,610,382)    40,370,647    (23,800,012)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                           (19,579,195)   (20,925,782)    (8,620,766)    (9,399,632)
    Class B                           (12,886,174)   (12,416,937)    (2,612,853)    (2,448,147)
    Class C                            (5,920,496)    (7,994,124)    (1,078,823)    (1,422,837)
  Distributions in excess of net
    investment income
    Class A                                    -0-      (913,522)      (239,073)      (105,638)
    Class B                                    -0-      (542,066)       (72,460)       (27,513)
    Class C                                    -0-      (348,986)       (29,919)       (15,991)
  Net realized gain on investments
    Class A                                    -0-    (8,514,421)            -0-    (6,773,608)
    Class B                                    -0-    (5,076,543)            -0-    (1,677,888)
    Class C                                    -0-    (3,549,000)            -0-    (1,176,244)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)             (95,757,376)    96,419,820    (10,119,842)    18,362,280
  Total increase (decrease)           (23,718,172)   (31,471,943)    17,596,911    (28,485,230)

NET ASSETS
  Beginning of year                   722,454,249    753,926,192    229,206,724    257,691,954

  End of year                        $698,736,077   $722,454,249   $246,803,635   $229,206,724


See notes to financial statements.


24



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                           NEW YORK
                                                  -----------------------------
                                                    YEAR ENDED      YEAR ENDED
                                                   OCT. 31,1995    OCT. 31,1994
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $ 16,972,904    $ 17,556,621
  Net realized loss on investments                  (8,599,808)     (3,511,913)
  Net change in unrealized appreciation
    (depreciation) of investments                   37,571,643     (44,342,566)
  Net increase (decrease) in net assets
    from operations                                 45,944,739     (30,297,858)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                        (10,790,213)    (11,785,597)
    Class B                                         (4,577,754)     (3,814,288)
    Class C                                         (1,680,454)     (1,956,736)
  Distributions in excess of net investment income
    Class A                                                 -0-       (124,081)
    Class B                                                 -0-        (40,157)
    Class C                                                 -0-        (20,601)
  Net realized gain on investments
    Class A                                                 -0-       (768,907)
    Class B                                                 -0-       (227,299)
    Class C                                                 -0-       (141,225)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                          (17,006,966)     36,925,744
  Total increase (decrease)                         11,889,352     (12,251,005)

NET ASSETS
  Beginning of year                                298,756,687     311,007,692
  End of year                                     $310,646,039    $298,756,687


See notes to financial statements.


25



STATEMENT OF CHANGES IN NET ASSETS (CONT.)       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                CALIFORNIA              INSURED CALIFORNIA
                                      ----------------------------  ----------------------------
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       OCT. 31,1995   OCT. 31,1994   OCT. 31,1995   OCT. 31,1994
                                      -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income               $ 40,567,570   $ 43,929,351   $  7,096,605   $  7,640,236
  Net realized gain (loss)
    on investments                     (10,675,369)    (4,867,241)        47,999     (3,956,924)
  Net change in unrealized
    appreciation (depreciation)
    of investments                      83,053,467   (106,275,455)    16,442,245    (19,452,385)
  Net increase (decrease) in net
    assets from operations             112,945,668    (67,213,345)    23,586,849    (15,769,073)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                            (27,565,247)   (29,886,237)    (5,371,233)    (5,838,387)
    Class B                             (8,365,628)    (7,898,002)    (1,159,355)    (1,139,688)
    Class C                             (4,642,175)    (6,145,112)      (566,017)      (662,161)
  Distributions in excess of net
    investment income
    Class A                                     -0-       (80,974)      (102,666)            -0-
    Class B                                     -0-       (21,399)       (22,160)            -0-
    Class C                                     -0-       (16,650)       (10,819)            -0-
  Net realized gain on investments
    Class A                                     -0-    (3,190,803)            -0-    (3,968,017)
    Class B                                     -0-      (818,667)            -0-      (717,043)
    Class C                                     -0-      (731,099)            -0-      (392,156)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)              (74,094,906)    75,451,013     (2,195,497)     2,467,385
  Total increase (decrease)             (1,722,288)   (40,551,275)    14,159,102    (26,019,140)

NET ASSETS
  Beginning of year                    734,809,223    775,360,498    131,920,130    157,939,270
  End of year                         $733,086,935   $734,809,223   $146,079,232   $131,920,130


See notes to financial statements.


26



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the 'Portfolios'). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available and restricted securities which are subject to limitations as to their resale are valued in good faith at fair value by the Fund's Adviser under procedures established by the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. TAXES
It is the intention of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accrues original issue discounts and market discounts as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment:temporary differences do not require reclassification.


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

5. RECLASSIFICATION OF COMPONENTS OF NET ASSETS
The following represent reclassifications of components of net assets at October 31, 1995:


                                 ACCUMULATED
                                UNDISTRIBUTED
                                NET INVESTMENT      PAID-IN-
                                    INCOME          CAPITAL
                                --------------   ------------
National Portfolio               $2,006,965      $(2,006,965)
Insured National Portfolio          491,459         (491,459)
New York Portfolio                  261,154         (261,154)
California Portfolio                126,411         (126,411)
Insured California Portfolio        135,461         (135,461)


These reclassifications were the result of permanent book-to-tax differences resulting from distributions in excess of net tax-exempt income. These reclassifications had no effect on net investment income, net realized gains or net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P., (the 'Adviser') an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets.

Such fees are accrued daily and paid monthly. The Adviser has agreed, under the terms of the investment advisory agreement, to reimburse the Fund to the extent that the expenses of each of its Portfolios (exclusive of interest, taxes, brokerage, distribution fees, and extraordinary expenses) exceed the limits prescribed by any state in which that Portfolio's shares are qualified for sale. The most restrictive expense limitation is believed to be 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of the excess over $100 million of each Portfolio's average daily net assets. No such reimbursement was required for the year ended October31, 1995. For the year ended October 31, 1995 the Adviser voluntarily agreed to waive part of its advisory fee for the National, Insured National, New York, California and Insured California Portfolios.

The aggregate amounts of such fee waivers were: National Portfolio, $2,685,230; Insured National Portfolio, $273,143; New York Portfolio, $1,126,920; California Portfolio, $2,183,908; and Insured California, $71,127. Pursuant to the Advisory Agreement, the Fund paid $524,900 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to $414,164 for the National Portfolio, $107,804 for the Insured National Portfolio, $170,159 for the New York Portfolio, $295,422 for the California Portfolio and $46,974 for the Insured California Portfolio.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's capital stock. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the year ended October 31, 1995 were: National Portfolio, $53,831; Insured National Portfolio, $24,091; New York Portfolio, $25,809; California Portfolio, $62,269; and Insured California Portfolio, $23,459. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $541,300; Insured National Portfolio, $117,707; New York Portfolio, $186,889; California Portfolio, $466,603; and Insured California Portfolio, $61,832.


28



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C shares. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to the Class B and Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


PORTFOLIO                  CLASS B        CLASS C
------------------       ----------     ----------
National                 $4,580,693     $1,735,266
Insured National          1,879,251        582,379
New York                  2,854,710        614,470
California                4,648,912      1,398,507
Insured California        1,235,161        379,783


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1995 were:


PORTFOLIO                PURCHASES        SALES
-------------------    ------------   ------------
National               $820,502,524   $927,705,612
Insured National        406,379,755    422,533,212
New York                207,293,535    231,156,932
California              278,480,824    348,033,596
Insured California      145,424,337    139,179,922


At October 31, 1995, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:


                                           GROSS UNREALIZED            NET
                                     ----------------------------   UNREALIZED
                         TAX COST    APPRECIATION  (DEPRECIATION)  APPRECIATION
                       ------------  ------------  --------------  ------------
National               $665,218,675   $34,065,198   $(3,364,613)   $30,700,585
Insured National        231,993,980    11,704,812      (124,424)    11,580,388
New York                292,444,938    15,478,345      (612,297)    14,866,048
California              702,410,507    28,674,454    (6,879,634)    21,794,820
Insured California      143,584,034     6,507,768      (499,100)     6,008,668


NOTE E: TAXES
For Federal income tax purposes at October 31, 1995, the Fund had capital loss carryforwards for the following Portfolios: $17,246,158 expiring in 2002 and $18,232,038 expiring in 2003 for the National Portfolio; $3,946,364 expiring in 2002 and $1,465,884 expiring in 2003 for the Insured National Portfolio; $1,550,512 expiring in 2002 and $10,545,470 expiring in 2003 for the New York Portfolio; $4,748,470 expiring in 2002 and $10,797,828 expiring in 2003 for the California Portfolio; and $3,908,925 expiring in 2002 for the Insured California Portfolio.


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, designated Class A, Class B and Class C shares. There are 200,000,000 authorized shares for each Class.


                                         NATIONAL PORTFOLIO
                        -------------------------------------------------------
                                   SHARES                     AMOUNT
                        -------------------------  ----------------------------
                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                            1995          1994          1995          1994
                        -----------  ------------  -------------  -------------
CLASS A
Shares sold              4,787,898     8,763,506   $ 47,317,764   $ 91,292,397
Shares issued in
  reinvestment of
  dividends and
  distributions          1,139,057     1,912,150     11,273,668     19,811,794
Shares redeemed         (9,571,534)   (9,648,259)   (93,714,112)   (98,831,346)
Net increase(decrease)  (3,644,579)    1,027,397   $(35,122,680)  $ 12,272,845

CLASS B
Shares sold              3,237,841    11,186,358   $ 31,671,965   $117,243,703
Shares issued in
  reinvestment of
  dividends and
  distributions            840,798     1,232,690      8,326,644     12,747,638
Shares redeemed         (6,546,335)   (5,399,812)   (63,976,163)   (55,318,876)
Net increase(decrease)  (2,467,696)    7,019,236   $(23,977,554)  $ 74,672,465

CLASS C
Shares sold              2,513,404    13,213,233   $ 24,850,658   $139,780,039
Shares issued in
  reinvestment of
  dividends and
  distributions            506,602       962,250      5,001,846     10,071,107
Shares redeemed         (6,842,684)  (13,675,221)   (66,509,646)  (140,376,636)
Net increase(decrease)  (3,822,678)      500,262   $(36,657,142)  $  9,474,510


30



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                     INSURED NATIONAL PORTFOLIO
                         ------------------------------------------------------
                                    SHARES                    AMOUNT
                         -------------------------  ---------------------------
                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                            1995          1994          1995           1994
                         -----------  ------------  ------------  -------------
CLASS A
Shares sold               2,109,319     1,451,617   $19,729,676   $ 14,585,949
Shares issued in
  reinvestment of
  dividends and
  distributions             463,475       973,251     4,426,013      9,757,292
Shares redeemed          (3,272,946)   (2,555,318)  (30,921,711)   (25,044,847)
Net decrease               (700,152)     (130,450)  $(6,766,022)  $   (701,606)

CLASS B
Shares sold               1,180,257     2,319,991   $11,132,100   $ 23,387,769
Shares issued in
  reinvestment of
  dividends and
  distributions             173,416       303,499     1,661,573      3,033,047
Shares redeemed          (1,232,039)     (876,614)  (11,659,140)    (8,468,612)
Net increase                121,634     1,746,876   $ 1,134,533   $ 17,952,204

CLASS C
Shares sold                 488,859     3,170,564   $ 4,578,511   $ 32,420,564
Shares issued in
  reinvestment of
  dividends and
  distributions             107,163       203,843     1,023,246      2,055,363
Shares redeemed          (1,074,063)   (3,366,643)  (10,090,110)   (33,364,245)
Net increase(decrease)     (478,041)        7,764   $(4,488,353)  $  1,111,682


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                         NEW YORK PORTFOLIO
                       --------------------------------------------------------
                                  SHARES                      AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                        OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                           1995          1994           1995           1994
                       ------------  ------------  -------------  -------------
CLASS A
Shares sold              1,541,732     3,168,916   $ 14,097,320   $ 30,501,075
Shares issued in
  reinvestment of
  dividends and
  distributions            730,643       897,711      6,699,094      8,532,886
Shares redeemed         (4,026,816)   (4,249,500)   (36,382,127)   (39,961,104)
Net decrease            (1,754,441)     (182,873)  $(15,585,713)  $   (927,143)

CLASS B
Shares sold              1,765,580     4,324,083   $ 16,166,559   $ 41,717,290
Shares issued in
  reinvestment of
  dividends and
  distributions            330,093       303,825      3,029,271      2,878,860
Shares redeemed         (1,678,380)     (986,606)   (15,223,910)    (9,238,391)
Net increase               417,293     3,641,302   $  3,971,920   $ 35,357,759

CLASS C
Shares sold                774,912     3,280,476   $  7,137,932   $ 32,182,546
Shares issued in
  reinvestment of
  dividends and
  distributions            145,723       161,628      1,332,925      1,545,458
Shares redeemed         (1,539,788)   (3,230,822)   (13,864,030)   (31,232,876)
Net increase(decrease)    (619,153)      211,282   $ (5,393,173)  $  2,495,128


                                        CALIFORNIA PORTFOLIO
                       --------------------------------------------------------
                                 SHARES                       AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                        OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                           1995          1994           1995           1994
                       ------------  ------------  -------------  -------------
CLASS A
Shares sold              4,608,607     8,326,422   $ 45,697,476   $ 86,206,380
Shares issued in
  reinvestment of
  dividends and
  distributions          1,354,247     1,695,587     12,936,654     17,454,436
Shares redeemed        (10,053,974)   (8,870,972)   (97,704,751)   (89,991,938)
Net increase(decrease)  (4,091,120)    1,151,037   $(39,070,621)  $ 13,668,878

CLASS B
Shares sold              2,379,727     7,617,761   $ 23,517,537   $ 79,269,903
Shares issued in
  reinvestment of
  dividends and
  distributions            477,127       481,615      4,724,963      4,900,749
Shares redeemed         (3,973,996)   (2,654,651)   (38,724,734)   (26,837,236)
Net increase(decrease)  (1,117,142)    5,444,725   $(10,482,234)  $ 57,333,416


32



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                        CALIFORNIA PORTFOLIO
                         ------------------------------------------------------
                                   SHARES                      AMOUNT
                         ------------------------  ----------------------------
                         YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                         OCTOBER 31,  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                             1995         1994          1995           1994
                         -----------  -----------  -------------  -------------
CLASS C
Shares sold               1,828,084    8,683,048   $ 18,294,426   $ 91,364,593
Shares issued in
  reinvestment of
  dividends and
  distributions             335,322      523,322      3,304,549      5,406,737
Shares redeemed          (4,758,478)  (8,982,706)   (46,141,026)   (92,322,611)
Net increase(decrease)   (2,595,072)     223,664   $(24,542,051)  $  4,448,719


                                      INSURED CALIFORNIA PORTFOLIO
                         ------------------------------------------------------
                                  SHARES                      AMOUNT
                         ------------------------  ----------------------------
                         YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                         OCTOBER 31,  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                             1995         1994          1995           1994
                         -----------  -----------  -------------  -------------
CLASS A
Shares sold               1,612,641    1,853,715   $ 19,702,408   $ 24,454,733
Shares issued in
  reinvestment of
  dividends and
  distributions             201,630      409,982      2,542,607      5,430,477
Shares redeemed          (2,051,864)  (2,689,879)   (25,275,836)   (34,914,619)
Net decrease               (237,593)    (426,182)  $ (3,030,821)  $ (5,029,409)

CLASS B
Shares sold                 812,573      939,403   $ 10,053,570   $ 12,556,744
Shares issued in
  reinvestment of
  dividends and
  distributions              50,558      101,345        638,689      1,350,667
Shares redeemed            (859,461)    (445,132)   (10,363,603)    (5,789,369)
Net increase                  3,670      595,616   $    328,656   $  8,118,042

CLASS C
Shares sold                 474,208    1,151,303   $  5,898,558   $ 15,496,034
Shares issued in
  reinvestment of
  dividends and
  distributions              29,986       59,428        379,781        790,742
Shares redeemed            (486,148)  (1,273,601)    (5,771,671)   (16,908,024)
Net increase (decrease)      18,046      (62,870)   $   506,668   $   (621,248)


33



FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

A                                                            NATIONAL PORTFOLIO
                                        ----------------------------------------------------------
                                                                   CLASS A
                                        ----------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                        ----------------------------------------------------------
                                            1995        1994        1993        1992        1991
                                        ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year        $ 9.41      $11.05      $10.19      $ 9.96      $ 9.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        .58**       .57**       .61**       .65**       .66**
Net realized and unrealized gain
  (loss) on investments                     1.04       (1.37)        .88         .28         .49
Net increase (decrease) in net asset
  value from operations                     1.62        (.80)       1.49         .93        1.15

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.58)       (.57)       (.62)       (.65)       (.66)
Distributions in excess of net
  investment income                           -0-       (.03)         -0-         -0-         -0-
Distributions from net realized gains         -0-       (.24)       (.01)       (.05)         -0-
Total dividends and distributions           (.58)       (.84)       (.63)       (.70)       (.66)
Net asset value, end of year              $10.45      $ 9.41      $11.05      $10.19      $ 9.96

TOTAL RETURN
Total investment return based on net
  asset value(b)                           17.73%      (7.65)%     14.94%       9.60%      12.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)  $338,311    $338,814    $386,484    $261,895    $207,167
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           .71%        .62%        .65%        .83%        .75%
  Expenses, before waivers/
    reimbursements                          1.09%       1.09%       1.08%       1.11%       1.14%
  Net investment income, net of
    waivers/reimbursements                  5.84%       5.61%       5.69%       6.35%       6.81%
Portfolio turnover rate                      118%        110%        233%         86%         64%


See footnote summary on page 43.


34



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                NATIONAL PORTFOLIO
                                          --------------------------------------------------------------------------
                                                        CLASS B                               CLASS C
                                          ------------------------------------  ------------------------------------
                                                                 JAN. 4,1993*                            MAY 3,1993*
                                           YEAR ENDED OCTOBER 31,      TO        YEAR ENDED OCTOBER 31,      TO
                                          ----------------------   OCTOBER 31,  ----------------------   OCTOBER 31,
                                             1995        1994         1993         1995        1994         1993
                                          ----------  ----------  ------------  ----------  ----------  ------------
Net asset value, beginning of period         $9.41      $11.05      $10.43         $9.41      $11.05      $10.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .51**       .50**       .44**         .51**       .50**       .26**
Net realized and unrealized gain
  (loss) on investments                       1.04       (1.38)        .63          1.04       (1.38)        .36
Net increase (decrease) in net asset
value from operations                         1.55        (.88)       1.07          1.55        (.88)        .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.51)       (.50)       (.45)         (.51)       (.50)       (.27)
Distributions in excess of net
  investment income                             -0-       (.02)         -0-           -0-       (.02)         -0-
Distributions from net realized gains           -0-       (.24)         -0-           -0-       (.24)         -0-
Total dividends and distributions             (.51)       (.76)       (.45)         (.51)       (.76)       (.27)
Net asset value, end of period              $10.45       $9.41      $11.05        $10.45       $9.41      $11.05

TOTAL RETURN
Total investment return based on net
asset value(b)                               16.91%      (8.34)%     10.43%        16.93%      (8.33)%      5.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)  $252,357    $250,391    $216,489      $108,068    $133,249    $150,953
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.42%       1.32%       1.36%(a)      1.41%       1.31%       1.36%(a)
  Expenses, before waivers/
    reimbursements                            1.80%       1.80%       1.78%(a)      1.78%       1.79%       1.78%(a)
  Net investment income, net of
    waivers/reimbursements                    5.13%       4.91%       4.59%(a)      5.16%       4.89%       4.17%(a)
Portfolio turnover rate                        118%        110%        233%          118%        110%        233%


See footnote summary on page 43.


35



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                         INSURED NATIONAL PORTFOLIO
A                                         ----------------------------------------------------------
                                                                    CLASS A
                                         ----------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------
                                             1995        1994        1993        1992        1991
                                         ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year         $ 8.96      $10.76      $ 9.87      $ 9.88      $ 9.39

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .51**       .53**       .56**       .60**       .61**
Net realized and unrealized gain
  (loss) on investments                      1.13       (1.40)        .96         .15         .49
Net increase (decrease) in net asset
  value from operations                      1.64        (.87)       1.52         .75        1.10

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (.51)       (.53)       (.57)       (.60)       (.61)
Distributions in excess of net
  investment income                          (.02)       (.01)         -0-         -0-         -0-
Distributions from net realized gains          -0-       (.39)       (.06)       (.16)         -0-
Total dividends and distributions            (.53)       (.93)       (.63)       (.76)       (.61)
Net asset value, end of year               $10.07      $ 8.96      $10.76      $ 9.87      $ 9.88

TOTAL RETURN
Total investment return based on net
  asset value(b)                            18.72%      (8.69)%     15.82%       7.88%      12.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)   $165,548    $153,656    $185,876    $149,632    $130,723
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.01%        .66%        .73%        .81%        .92%
  Expenses, before waivers/
    reimbursements                           1.12%       1.11%       1.11%       1.12%       1.17%
  Net investment income, net of
    waivers/reimbursements                   5.37%       5.40%       5.40%       6.04%       6.34%
Portfolio turnover rate                       171%        149%        165%        105%         96%


See footnote summary on page 43.


36



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 INSURED NATIONAL PORTFOLIO
                                          --------------------------------------------------------------------------
                                                        CLASS B                               CLASS C
                                          ------------------------------------  ------------------------------------
                                                                  JAN. 4,1993*                           MAY 3,1993*
                                           YEAR ENDED OCTOBER 31,      TO        YEAR ENDED OCTOBER 31,      TO
                                          ----------------------   OCTOBER 31,  ----------------------   OCTOBER 31,
                                             1995        1994         1993         1995        1994         1993
                                          ----------  ----------  ------------  ----------  ----------  ------------
Net asset value, beginning of period        $ 8.96      $10.76      $10.10        $ 8.96      $10.76      $10.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .45**       .46**       .40**         .45**       .46**       .24**
Net realized and unrealized gain
  (loss) on investments                       1.12       (1.40)        .66          1.12       (1.40)        .35
Net increase (decrease) in net asset
  value from operations                       1.57        (.94)       1.06          1.57        (.94)        .59

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.45)       (.46)       (.40)         (.45)       (.46)       (.24)
Distributions in excess of net
  investment income                           (.01)       (.01)         -0-         (.01)       (.01)         -0-
Distributions from net realized gains           -0-       (.39)         -0-           -0-       (.39)         -0-
Total dividends and distributions             (.46)       (.86)       (.40)         (.46)       (.86)       (.24)
Net asset value, end of period              $10.07      $ 8.96      $10.76        $10.07      $ 8.96      $10.76

TOTAL RETURN
Total invesment return based on net
  asset value(b)                             17.91%      (9.38)%     10.68%        17.91%      (9.38)%      5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $58,990     $51,439     $42,954       $22,265     $24,112     $28,862
Ratio to average net assets of
  Expenses, net of waivers/
    reimbursements                            1.72%       1.37%       1.45%(a)      1.71%       1.36%       1.45%(a)
  Expenses, before waivers/
    reimbursements                            1.83%       1.82%       1.83%(a)      1.82%       1.81%       1.83%(a)
  Net investment income, net of
    waivers/reimbursements                    4.65%       4.71%       4.31%(a)      4.69%       4.68%       3.98%(a)
Portfolio turnover rate                        171%        149%        165%          171%        149%        165%


See footnote summary on page 43.


37



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                             NEW YORK PORTFOLIO
                                         ----------------------------------------------------------
                                                                    CLASS A
                                         ----------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------
                                             1995        1994        1993        1992        1991
                                         ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year         $ 8.72      $10.17      $ 9.53      $ 9.30      $ 8.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .55**       .55**       .57**       .60**       .62**
Net realized and unrealized gain
  (loss) on investments                       .90       (1.40)        .79         .24         .52
Net increase (decrease) in net asset
  value from operations                      1.45        (.85)       1.36         .84        1.14

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (.55)       (.55)       (.58)       (.60)       (.62)
Distributions in excess of net
  investment income                            -0-       (.01)         -0-         -0-         -0-
Distributions from net realized gains          -0-       (.04)       (.14)       (.01)         -0-
Total dividends and distributions            (.55)       (.60)       (.72)       (.61)       (.62)
Net asset value, end of year               $ 9.62      $ 8.72      $10.17      $ 9.53      $ 9.30

TOTAL RETURN
Total investment return based on net
  asset value(b)                            17.10%      (8.76)%     14.71%       9.39%      13.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)   $183,987    $182,170    $214,259    $162,549    $136,484
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            .75%        .66%        .68%        .70%        .65%
  Expenses, before waivers/
    reimbursements                           1.12%       1.11%       1.13%       1.13%       1.20%
  Net investment income, net of
    waivers/reimbursements                   5.93%       5.75%       5.76%       6.37%       6.81%
Portfolio turnover rate                        69%         69%         63%         69%         48%


See footnote summary on page 43.


38



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    NEW YORK PORTFOLIO
                                          --------------------------------------------------------------------------
                                                        CLASS B                               CLASS C
                                          ------------------------------------  ------------------------------------
                                                                  JAN. 4,1993*                           MAY 3,1993*
                                           YEAR ENDED OCTOBER 31,      TO        YEAR ENDED OCTOBER 31,      TO
                                          ----------------------   OCTOBER 31,  ----------------------   OCTOBER 31,
                                             1995        1994         1993         1995        1994         1993
                                          ----------  ----------  ------------  ----------  ----------  ------------
Net asset value, beginning of period        $ 8.72      $10.17      $ 9.61        $ 8.72      $10.17      $ 9.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .48**       .48**       .41**         .48**       .48**       .24**
Net realized and unrealized gain
  (loss) on investments                        .90       (1.41)        .56           .90       (1.41)        .29
Net increase (decrease) in net asset
  value from operations                       1.38        (.93)        .97          1.38        (.93)        .53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.48)       (.47)       (.41)         (.48)       (.47)       (.25)
Distributions in excess of net
  investment income                             -0-       (.01)         -0-           -0-       (.01)         -0-
Distributions from net realized gains           -0-       (.04)         -0-           -0-       (.04)         -0-
Total dividends and distributions             (.48)       (.52)       (.41)         (.48)       (.52)       (.25)
Net asset value, end of period              $ 9.62      $ 8.72      $10.17        $ 9.62      $ 8.72      $10.17

TOTAL RETURN
Total investment return based on net
  asset value(b)                             16.19%      (9.44)%     10.29%        16.19%      (9.44)%      5.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)     $94,400     $81,941     $58,504       $32,259     $34,646     $38,245
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.45%       1.36%       1.39%(a)      1.44%       1.36%       1.38%(a)
  Expenses, before waivers/
    reimbursements                            1.83%       1.82%       1.84%(a)      1.82%       1.81%       1.84%(a)
  Net investment income, net of
    waivers/reimbursements                    5.21%       5.05%       4.70%(a)      5.24%       5.03%       4.42%(a)
Portfolio turnover rate                         69%         69%         63%           69%         69%         63%


See footnote summary on page 43.


39



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                              CALIFORNIA PORTFOLIO
                                         ----------------------------------------------------------
                                                                    CLASS A
                                         ----------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------
                                             1995        1994        1993        1992        1991
                                         ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year         $ 9.43      $10.90      $10.06      $ 9.97      $ 9.58

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .59**       .59**       .61**       .65**       .67**
Net realized and unrealized gain
  (loss) on investments                      1.02       (1.41)        .85         .13         .39
Net increase (decrease) in net asset
  value from operations                      1.61        (.82)       1.46         .78        1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (.59)       (.59)       (.61)       (.65)       (.67)
Distributions from net realized gains          -0-       (.06)       (.01)       (.04)         -0-
Total dividends and distributions            (.59)       (.65)       (.62)       (.69)       (.67)
Net asset value, end of year               $10.45      $ 9.43      $10.90      $10.06      $ 9.97

TOTAL RETURN
Total investment return based on net
  asset value(b)                            17.55%      (7.73)%     14.90%       8.05%      11.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)   $478,535    $470,308    $531,293    $361,661    $228,755
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            .74%        .64%        .74%        .59%        .39%
  Expenses, before waivers/
    reimbursements                           1.04%       1.05%       1.06%       1.07%       1.11%
  Net investment income, net of
    waivers/reimbursements                   5.90%       5.78%       5.74%       6.38%       6.80%
Portfolio turnover rate                        39%         45%         83%         77%        106%


See footnote summary on page 43.


40



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     CALIFORNIA PORTFOLIO
                                          --------------------------------------------------------------------------
                                                        CLASS B                               CLASS C
                                          ------------------------------------  ------------------------------------
                                                                  JAN. 4,1993*                           MAY 3,1993*
                                           YEAR ENDED OCTOBER 31,      TO        YEAR ENDED OCTOBER 31,      TO
                                          ----------------------   OCTOBER 31,  ----------------------   OCTOBER 31,
                                             1995        1994         1993         1995        1994         1993
                                          ----------  ----------  ------------  ----------  ----------  ------------
Net asset value, beginning of period        $ 9.43     $10.90      $10.27        $ 9.43      $10.90      $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .51**       .52**       .44**         .51**       .52**       .26**
Net realized and unrealized gain
  (loss) on investments                       1.02       (1.41)        .63          1.02       (1.41)        .36
Net increase (decrease) in net asset
  value from operations                       1.53        (.89)       1.07          1.53        (.89)        .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.51)       (.52)       (.44)         (.51)       (.52)       (.26)
Distributions from net realized gains           -0-       (.06)         -0-           -0-       (.06)         -0-
Total dividends and distributions             (.51)       (.58)       (.44)         (.51)       (.58)       (.26)
Net asset value, end of period              $10.45      $ 9.43      $10.90        $10.45      $ 9.43      $10.90

TOTAL RETURN
Total investment return based on net
  asset value(b)                             16.64%      (8.43)%     10.60%        16.64%      (8.43)%      5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)  $166,759    $160,879    $126,688       $87,793    $103,622    $117,379
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.45%       1.35%       1.44%(a)      1.44%       1.34%       1.44%(a)
  Expenses, before waivers/
    reimbursements                            1.75%       1.75%       1.78%(a)      1.74%       1.75%       1.78%(a)
  Net investment income, net of
    waivers/reimbursements                    5.19%       5.07%       4.66%(a)      5.22%       5.06%       4.42%(a)
Portfolio turnover rate                         39%         45%         83%           39%         45%         83%


See footnote summary on page 43.


41



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                        INSURED CALIFORNIA PORTFOLIO
                                         ----------------------------------------------------------
                                                                    CLASS A
                                         ----------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------
                                             1995        1994        1993        1992        1991
                                         ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year         $11.79      $14.25      $12.99      $12.80      $12.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .68**       .69**       .70**       .76**       .77**
Net realized and unrealized gain
  (loss) on investments                      1.54       (1.99)       1.30         .18         .61
Net increase (decrease) in net asset
  value from operations                      2.22       (1.30)       2.00         .94        1.38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (.68)       (.69)       (.71)       (.75)       (.77)
Dividends in excess of net
  investment income                          (.01)         -0-         -0-         -0-         -0-
Distributions from net realized gains          -0-       (.47)       (.03)         -0-         -0-
Total dividends and distributions            (.69)      (1.16)       (.74)       (.75)       (.77)
Net asset value, end of year               $13.32      $11.79      $14.25      $12.99      $12.80

TOTAL RETURN
Total investment return based on net
  asset value(b)                            19.29%      (9.73)%     15.64%       7.52%      11.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)   $103,940     $94,857    $120,734     $90,477     $69,757
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.04%        .82%        .94%        .78%        .79%
  Expenses, before waivers/
    reimbursements                           1.09%       1.08%       1.08%       1.09%       1.20%
  Net investment income, net of
    waivers/reimbursements                   5.34%       5.29%       5.06%       5.77%       6.13%
Portfolio turnover rate                       103%        100%        186%         60%         59%


See footnote summary on page 43.


42



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                INSURED CALIFORNIA PORTFOLIO
                                          --------------------------------------------------------------------------
                                                        CLASS B                               CLASS C
                                          ------------------------------------  ------------------------------------
                                                                  JAN. 4,1993*                           MAY 3,1993*
                                           YEAR ENDED OCTOBER 31,      TO        YEAR ENDED OCTOBER 31,      TO
                                          ----------------------   OCTOBER 31,  ----------------------   OCTOBER 31,
                                             1995        1994         1993         1995        1994         1993
                                          ----------  ----------  ------------  ----------  ----------  ------------
Net asset value, beginning of period        $11.79      $14.25      $13.37        $11.79      $14.25      $13.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .58**       .60**       .49**         .58**       .60**       .29**
Net realized and unrealized gain
  (loss) on investments                       1.54       (2.00)        .89          1.54       (2.00)        .48
Net increase (decrease) in net asset
  value from operations                       2.12       (1.40)       1.38          2.12       (1.40)        .77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.58)       (.59)       (.50)         (.58)       (.59)       (.30)
Distributions in excess of net
  investment income                           (.01)         -0-         -0-         (.01)         -0-         -0-
Distributions from net realized gains           -0-       (.47)         -0-           -0-       (.47)         -0-
Total dividends and distributions             (.59)      (1.06)       (.50)         (.59)      (1.06)       (.30)
Net asset value, end of period              $13.32      $11.79      $14.25        $13.32      $11.79      $14.25

TOTAL RETURN
Total investment return based on net
  asset value(b)                             18.35%     (10.43)%     10.43%        18.35%     (10.43)%      5.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $27,816     $24,591     $21,234       $14,323     $12,472     $15,971
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.74%       1.53%       1.65%(a)      1.74%       1.52%       1.65%(a)
  Expenses, before waivers/
    reimbursements                            1.80%       1.78%       1.79%(a)      1.79%       1.77%       1.79%(a)
  Net investment income, net of
    waivers/reimbursements                    4.61%       4.60%       3.85%(a)      4.64%       4.59%       3.74%(a)
Portfolio turnover rate                        103%        100%        186%          103%        100%        186%


*   Commencement of distribution.

**  Net of fee waived and expenses reimbursed by the Adviser.

(a) Annualized

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.


43



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE MUNICIPAL INCOME FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund, Inc. at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

Ernst & Young LLP

New York, New York
December 8, 1995



FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with Federal Requirements, the Fund designates substantially all the dividends paid from investment income-net during the fiscal year ended October 31, 1995 as 'exempt-interest dividends.'

As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1995 calendar year early in 1996.


44



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER
JAMES R. GREENE (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
EUGENE F. O'NEIL (1)
ROBERT C. WHITE (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


45



ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.
R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIAR